Prepaid gold sales	12 Months Ended
Dec. 31, 2025
Contract liabilities [abstract]
Prepaid gold sales	Prepaid gold sales
On January 23, 2024, the Company entered into a series of prepaid gold sales with a number of its old RCF syndicate banks. Under the terms of the prepaid gold sales, the Company received an upfront payment of $500 million, based on gold forward curve prices averaging approximately $2,191 per ounce, in exchange for equal monthly deliveries of gold from July 2025 to June 2026 totaling 264,768 ounces. Gold deliveries can be from production from any of the Company’s operating mines and the prepaid gold sales can be settled prior to maturity through accelerated delivery of the remaining deliverable gold ounces.

The prepaid gold sales have been accounted for in accordance with IFRS 15, Revenue from Contracts with Customers, whereby the cash prepayments have been recognized as deferred revenue on the Consolidated Balance Sheet and will be recognized as revenue in the Consolidated Statement of Operations based on the contract price when gold deliveries are made.

During the year ended December 31, 2025, the Company delivered 132,384 ounces into contracts valued at $289 million. As the Company physically delivered ounces into the contracts, the portion of the Prepaid Sales relating to the delivered ounces was recognized as gold revenue in the Consolidated Statement of Operations at the time of delivery based on the contract price.

The following is a summary of the changes in the prepaid gold sales:

$

Outstanding at December 31, 2023	—
Value of contracts added	500,023
Accretion	38,087
Outstanding at December 31, 2024	538,110
Gold deliveries	(288,792)
Accretion	36,140
Outstanding at December 31, 2025	285,458
During the year ended December 31, 2025, the Company recognized interest charge of $36 million (2024 - $38 million), based on an implicit rate of 7.99%, relating to the financing component contained in the prepaid gold sales. The interest expense recognised in the Consolidated Statement of Operations for the year ended December 31, 2025 was $7 million (2024 - $14 million ) net of $29 million (2024 - $24 million) capitalized to the cost of constructing qualifying assets during the year.